CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	664	97.22%
Delinquency, No Missing Data	19	2.78%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	683	100.00%